Related party transactions (Details) - Newlink Technology Limited [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions (Details) [Line Items]
Related party transaction as payroll and non-payroll labor expenses	¥ 24.9	¥ 65.2
Related party transaction as rental fees	7.3	42.6
Related party transaction as other expenses	2.5	3.2
Payments made by related party on behalf of entity	15.1	19.4
Additional Paid-in Capital [Member]
Related party transactions (Details) [Line Items]
Share-based compensation from controlling shareholder ESOP	¥ 0.8	¥ 5.3